Acquisition of ITS - Schedule of Allocation of Purchase Price (Details) - Acquisition of ITS [Member] $ in Thousands	Feb. 16, 2026 USD ($)
Schedule of Allocation of Purchase Price [Line Items]
Working capital	$ (2,592)
Long terms assets	2,915
Goodwill and Intangible assets	9,698
Non-controlling interest	(1,005)
Long term liabilities	(7,972)
Net assets acquired	$ 1,044